STOCKHOLDERS' EQUITY (Details)									1 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 21, 2024 USD ($) $ / shares shares	Sep. 08, 2023 USD ($) D $ / shares shares	Oct. 25, 2022 USD ($) $ / shares shares	Oct. 20, 2022 USD ($)	Jun. 27, 2022	Jun. 24, 2022	Jul. 21, 2021 USD ($)	Dec. 23, 2020 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares										24,613,833						24,613,833		28,002,379
Proceeds from exercise of warrants, net of issuance costs | $														$ 3	$ 3	$ 61,410,815	$ 348,641	$ 789,642
Warrant liability | $										$ 11,929,242			$ 21,965,401	$ 4,581,455	$ 6,538,873	$ 11,929,242	$ 21,965,401	16,120,898	$ 5,972,252		$ 600,000	$ 900,000	$ 2,700,000
Exercise of warrants into common shares | $												$ 2,298,143	$ 649,250					$ 2,467,222
Number of warrants exercised																		177,877	0
Reverse stock split					0.10
Common stock par value | $ / shares										$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
September 2023 Private Placement
STOCKHOLDERS' EQUITY
Gross proceeds | $		$ 24,500,000
Net proceeds | $		$ 22,200,000
October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			3,275,153
Gross proceeds | $			$ 10,700,000
Proceeds from exercise of warrants, net of issuance costs | $																		$ 348,638
Exercise price of warrants (in dollars per share) | $ / shares			$ 2.085
Estimated offering expenses | $			$ 9,600,000
Other expenses | $				$ 6,300,000
Common Stock
STOCKHOLDERS' EQUITY
Exercise of warrants into common shares (in shares)												547,177	177,877					1,197,622
Exercise of warrants into common shares | $												$ 5	$ 2					$ 12
Conversion of pre-funded warrants into common shares (in shares)																		9,947,684
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period										767
Common Stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)																1,869,890
Common Stock | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			1,875,945
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.96
Minimum | Common Stock
STOCKHOLDERS' EQUITY
Reverse stock split						0.10
Maximum | Common Stock
STOCKHOLDERS' EQUITY
Reverse stock split						0.20
Preferred Stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Number of shares converted		905.24
Common Stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Convertible preferred shares issued		9,947,684
Common stock par value | $ / shares		$ 1.82
Series D preferred stock
STOCKHOLDERS' EQUITY
Preferred stock, share outstanding																			111.11
Series D preferred stock | Private placement
STOCKHOLDERS' EQUITY
Shares issued								1,000
Preferred shares are convertible into a number of shares of common stock (per shares)								13.5
Price per share | $ / shares								$ 13,500
Series D Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Shares issued								1,518.518
Preferred stock, share outstanding													111.11	111.11	111.11		111.11	111.11			111.11	111.11	111.11
Series D Convertible Preferred Stock | Private placement
STOCKHOLDERS' EQUITY
Preferred shares are convertible into a number of shares of common stock | $								$ 13,500
Series E Warrants | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Share price | $ / shares		$ 20,000
Series E-1 preferred stock
STOCKHOLDERS' EQUITY
Shares issued													1,225
Fair value of the warrants allocated to preferred stock | $													$ 17,820,000
Series E-1 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Shares issued		1,225
Conversion price per share | $ / shares		$ 1.82
Gross proceeds from stockholders' equity | $		$ 17,820,000
Convertible preferred shares issued		13,461,538
Series E-2 Preferred Stock
STOCKHOLDERS' EQUITY
Fair value of the warrants allocated to preferred stock | $																		$ 17,820,000
Preferred stock, share outstanding										149.6						149.6		319.76	0.00
Series E-2 Preferred Stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)																170.16
Common stock par value | $ / shares		$ 1.82
Number of shares converted		905.24
Preferred stock, share outstanding										149.6						149.6		319.76
Series E-2 Preferred Stock | Common Stock
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)										965,934		903,956
Series E-3 preferred stock
STOCKHOLDERS' EQUITY
Preferred stock, share outstanding										202.5						202.5		0
Series E-3 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Conversion price per share | $ / shares		$ 3.185							$ 3.185
Convertible preferred shares issued		13,846,154
Conversion of pre-funded warrants into common shares (in shares)																12,574,557
Number of shares converted																2,002.5
Preferred stock, share outstanding										202.5						202.5
Series E-3 preferred stock | Common Stock
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)											2,684,458	9,890,099
Series E-4 preferred stock
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares	1,610
Fair value of the warrants allocated to preferred stock | $	$ 15,900,000									$ 15,914,632
Conversion of pre-funded warrants into common shares (in shares)	3,750,909
Number of shares converted	896
Preferred stock, share outstanding										714						714		0
Series E-4 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Conversion price per share | $ / shares		$ 4.7775
Convertible preferred shares issued		7,179,487
Series E-4 preferred stock | Common Stock
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)										3,750,909
Tranche A and B Warrants | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Gross proceeds from stockholders' equity | $		$ 4,800,000
December 2020 Public Offering | Private placement
STOCKHOLDERS' EQUITY
Shares issued								1,814,813
Common stock par value | $ / shares								$ 0.00001
Public offering price of share | $ / shares								$ 13.5
October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			3,275,153
Gross proceeds | $			$ 10,700,000
Proceeds from exercise of warrants, net of issuance costs | $																$ 1,100,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 2.085
Class of warrant or rights from which warrants or rights exercisable. | $ / shares			$ 0.00001
Estimated offering expenses | $			$ 9,600,000
Number of warrants exercised																547,177
October 2022 Public Offering and Private Placement | Common Stock
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			1,875,945
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.96
Common Stock | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)																1,079,132	0
July 2024 Warrants
STOCKHOLDERS' EQUITY
Warrant liability | $	$ 12,000,000									$ 6,900,000						$ 6,900,000
Fair value of warrants | $							$ 17,000,000
Common warrants | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)																		355,235
Proceeds from public offering allocated to stock and warrants | $				6,400,000
Prefunded Warrant | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			1,875,945
pre-funded warrants																		355,235
Prefunded Warrant | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			1,875,945
Exercise price of warrants (in dollars per share) | $ / shares			$ 2.08499
pre-funded warrants																1,079,132
Tranche A Warrants | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Warrants term									10 days
Tranche A Warrants | Series E-3 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Exercise of warrants into common shares (in shares)									2,205
Proceeds from exercise of warrants, net of issuance costs | $									$ 44,100,000
Exercise of warrants into common shares | $									$ 42,800,000
2023 Tranche A Preferred Warrants | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Proceeds from exercise of warrants, net of issuance costs | $		$ 44,100,000
2023 Tranche A Preferred Warrants | Series E-3 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares		2,205
Proceeds from exercise of warrants, net of issuance costs | $		$ 44,100,000
Number of days		10
2023 Tranche B Preferred Warrants
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares										439,560						439,560
Value in excess of the net proceeds and fair value | $	7,700,000
Exercise or Settlement of warrants | $	$ 2,600,000
Exercise price of warrants (in dollars per share) | $ / shares										$ 4.7775						$ 4.7775
2023 Tranche B Preferred Warrants | Series E-4 preferred stock
STOCKHOLDERS' EQUITY
Conversion price per share | $ / shares	$ 2.52
Number of shares issuable upon conversion of preferred stock	6,739,918
Proceeds from exercise of warrants, net of issuance costs | $	$ 19,400,000
Net proceeds from warrant exercises | $	$ 17,500,000
Common stock par value | $ / shares	$ 0.00001
2023 Tranche B Preferred Warrants | Series E-4 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares		1,715
Proceeds from exercise of warrants, net of issuance costs | $		$ 34,300,000
Number of days		10
2022 Pre-Funded Common Warrants
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares																				1,875,941
2022 Pre-Funded Common Warrants | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Exercise price of warrants (in dollars per share) | $ / shares			0.00001
Purchase price | $ / shares			$ 2.08499
Proceeds from public offering allocated to stock and warrants | $				3,700,000
2022 Common Warrants
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares										4,201,044						4,201,044				5,151,098
Warrants term																				5 years
Exercise price of warrants (in dollars per share) | $ / shares										$ 1.96						$ 1.96				$ 1.96
2022 Common Warrants | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Proceeds from public offering allocated to stock and warrants | $				$ 7,000,000
2024 Tranche A Warrants
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares										6,739,918						6,739,918
Number of Days following the Announcement of Prescription Drug Use Fee Act Goal By FDA | $	10
Exercise price of warrants (in dollars per share) | $ / shares	$ 2.52									$ 2.52						$ 2.52
2024 Tranche B Warrants
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares										8,214,278						8,214,278
Number of days following the date of the Company's public announcement of its receipt of written approval from the FDA | $	10
Exercise price of warrants (in dollars per share) | $ / shares	$ 4									$ 4						$ 4
2024 Tranche C Warrants
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares										4,267,152						4,267,152
Number of days following the announcement of quarterly gross revenue from sales of iopofosine I 131. | $	10
Threshold amount of quarterly gross revenues trigger for expiry of warrants | $	$ 10,000,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 5.5									$ 5.5						$ 5.5